Interim condensed consolidated statements of financial position - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 14,518	€ 14,145
Property, plant and equipment	8,709	8,376
Right-of-use assets	24,710	24,932
Other assets	2,098	1,948
Non-current assets	50,035	49,401
Current assets
Inventories	5,849	1,809
Trade receivables	14,646	16,593
Other assets	8,890	8,612
Cash and cash equivalents	33,381	41,095
Current assets	62,766	68,109
Total assets	112,801	117,510
Equity
Issued capital	2,383	2,383
Capital reserve	99,156	98,099
Retained earnings and other reserves	(49,221)	(40,622)
Non-controlling interest	(731)	(938)
Equity	51,587	58,922
Non-current liabilities
Non-current loans	768	1,578
Lease liabilities	18,826	18,069
Deferred tax liabilities	121
Government grants	9,773	9,941
Non-current liabilities	29,488	29,588
Current liabilities
Government grants	1,364	1,348
Current loans	3,852	3,688
Lease liabilities	3,625	3,635
Trade payables	10,173	8,554
Other liabilities	12,712	11,775
Current liabilities	31,726	29,000
Equity and liabilities	€ 112,801	€ 117,510